Accounts Receivable, net (Details) - Schedule of Accounts Receivable Net	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	$ 7,575,485	$ 970,035	$ 2,685,876
Less: allowance for doubtful accounts	(2,154,945)	(275,939)
Accounts receivable, net	$ 5,420,540	$ 694,096	$ 2,685,876